Financial instruments - Measurement of fair values (Details) - CAD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial assets [Abstract]
Cash and cash equivalents	$ 591,620	$ 320,278	$ 458,604
Derivative assets	40,804	10,612
Accounts receivable	396,824	242,482
Investments in equity securities	21,417	14,807
Advances receivable from JV Inkai LLP	58,820	90,095
Other		4,966
Financial assets	1,109,485	683,240
Financial liabilities [Abstract]
Accounts payable and accrued liabilities	258,405	312,900
Dividends payable	39,579	39,579
Derivative liabilities	23,414	58,885
Long-term debt	1,494,471	1,493,327
Financial liabilities	1,815,869	1,904,691
Net financial assets and liabilities	(706,384)	(1,221,451)
Foreign currency contracts [Member]
Financial assets [Abstract]
Derivative assets	39,984	4,065
Financial liabilities [Abstract]
Derivative liabilities	5,624	29,231
Interest rate contracts [member]
Financial assets [Abstract]
Derivative assets	820	6,547
Financial liabilities [Abstract]
Derivative liabilities	970
Uranium contracts [Member]
Financial liabilities [Abstract]
Derivative liabilities	16,820	29,654
Fair value through profit or loss [member]
Financial liabilities [Abstract]
Financial liabilities	23,414	58,885
Net financial assets and liabilities	17,390	(48,273)
Fair value through profit or loss [member] | Foreign currency contracts [Member]
Financial liabilities [Abstract]
Derivative liabilities	5,624	29,231
Fair value through profit or loss [member] | Interest rate contracts [member]
Financial liabilities [Abstract]
Derivative liabilities	970
Fair value through profit or loss [member] | Uranium contracts [Member]
Financial liabilities [Abstract]
Derivative liabilities	16,820	29,654
Other financial liabilities [member]
Financial liabilities [Abstract]
Accounts payable and accrued liabilities	258,405	312,900
Dividends payable	39,579	39,579
Long-term debt	1,494,471	1,493,327
Financial liabilities	1,792,455	1,845,806
Net financial assets and liabilities	(1,792,455)	(1,845,806)
Fair value through profit or loss [member]
Financial assets [Abstract]
Financial assets	40,804	10,612
Fair value through profit or loss [member] | Foreign currency contracts [Member]
Financial assets [Abstract]
Derivative assets	39,984	4,065
Fair value through profit or loss [member] | Interest rate contracts [member]
Financial assets [Abstract]
Derivative assets	820	6,547
Loans and receivables [member]
Financial assets [Abstract]
Cash and cash equivalents	591,620	320,278
Accounts receivable	396,824	242,482
Advances receivable from JV Inkai LLP	58,820	90,095
Other		4,966
Financial assets	1,047,264	657,821
Financial liabilities [Abstract]
Net financial assets and liabilities	1,047,264	657,821
Available for sale [member]
Financial assets [Abstract]
Investments in equity securities	21,417	14,807
Financial assets	21,417	14,807
Financial liabilities [Abstract]
Net financial assets and liabilities	$ 21,417	$ 14,807